NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
SCHEDULE OF NOTES RECEIVABLE

Notes receivable consist of the following:

	As of March 31,
	2023	2022
1044Pro	$666,875	$436,520
MojiLife	233,237	150,000
Other	15,000	15,000
Subtotal	915,112	601,520
Allowance for impairment losses	(915,112)	(601,520)
	$-	$-

SCHEDULE OF ACTIVITY ALLOWANCE FOR IMPAIRMENT LOSSES

The following table reflects the activity in the allowance for impairment losses for the periods presented:

	Fiscal Year Ended March 31,
	2023	2022
Balance at beginning of fiscal year	$601,520	$114,599
Provision for estimated impairment losses	313,592	491,921
Write-offs and recoveries	-	(5,000)
Balance at end of fiscal year	$915,112	$601,520